Share Capital - Outstanding Common Shares (Details) shares in Thousands, $ in Millions	2 Months Ended	12 Months Ended
	Mar. 03, 2026 CAD ($) shares	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($) shares
Number of shares (thousands)
Issued upon exercise of stock options (in shares) | shares		12,062	13,531
Purchase of common shares under Normal Course Issuer Bid (In shares) | shares	(3,300)	(33,480)
Amount
Balance – beginning of year	$ 44,366	$ 39,468	$ 39,832
Purchase of common shares under Normal Course Issuer Bid	(169)	(1,467)
Balance – end of year		44,366	39,468	$ 39,832
Share capital
Amount
Balance – beginning of year	$ 11,421	11,064	10,712	10,294
Issued upon exercise of stock options		264	280	372
Previously recognized liability on stock options exercised for common shares		273	358	435
Balance – end of year		$ 11,421	$ 11,064	$ 10,712
Ordinary shares | Share capital
Number of shares (thousands)
Balance - beginning of year (in shares) | shares	2,081,578	2,102,996	2,144,815
Issued upon exercise of stock options (in shares) | shares		12,062	13,531
Purchase of common shares under Normal Course Issuer Bid (In shares) | shares		(33,480)	(55,350)
Balance - end of year (in shares) | shares		2,081,578	2,102,996	2,144,815
Amount
Balance – beginning of year	$ 11,421	$ 11,064	$ 10,712
Issued upon exercise of stock options		264	280
Previously recognized liability on stock options exercised for common shares		273	358
Purchase of common shares under Normal Course Issuer Bid		(180)	(286)	$ (389)
Balance – end of year		$ 11,421	$ 11,064	$ 10,712